Document and Entity Information	Jan. 24, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001354327
Document Type	8-K
Document Period End Date	Jan. 24, 2020
Entity Registrant Name	PGT Innovations, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37971
Entity Tax Identification Number	20-0634715
Entity Address, Address Line One	1070 Technology Drive
Entity Address, City or Town	North Venice
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34275
City Area Code	(941)
Local Phone Number	480-1600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	PGTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false